Share capital (Details) - SEK (kr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares in issue, beginning	kr 40,677,840	kr 40,626,609
Shares issued during the year	6,362,890	51,231
Number of shares in issue, ending	47,040,730	40,677,840
Series A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares in issue, beginning	20,762,302	20,762,302
Shares issued during the year
Number of shares in issue, ending	20,762,302	20,762,302
Series B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares in issue, beginning	24,173,854	24,173,854
Shares issued during the year
Number of shares in issue, ending	24,173,854	24,173,854
Series C Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares in issue, beginning	15,135,490	11,936,984
Shares issued during the year	8,303,032	3,198,506
Number of shares in issue, ending	kr 23,438,522	kr 15,135,490